Significant Accounting Policies - Summary of Credit Risk Exposure (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	€ 34,087
Financial assets at amortised cost, class [member] | Shares - Carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	26
Financial assets at amortised cost, class [member] | Debt securities - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	4,035
Financial assets at amortised cost, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	28,661
Financial assets at amortised cost, class [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	1,189
Financial assets at amortised cost, class [member] | Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	70
Financial assets at amortised cost, class [member] | Other financial assets - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	106
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	37,173
Financial assets at fair value, class [member] | Shares - Carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	26
Financial assets at fair value, class [member] | Debt securities - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	4,035
Financial assets at fair value, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	31,711
Financial assets at fair value, class [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	1,225
Financial assets at fair value, class [member] | Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	70
Financial assets at fair value, class [member] | Other financial assets - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	€ 106